NOTE 9 - INCOME TAXES: Schedule of Deferred Tax Assets (Tables)	Jun. 30, 2023
June 30, 2023
Schedule of Deferred Tax Assets
	June 2023	June 2022
Long-term deferred tax assets:
Federal net operating loss carryforwards	$ 508,880	$ 179,826
Valuation allowance	(508,880)	(179,826)
Net long-term deferred tax assets	$ -	$ -

December 31, 2022
Schedule of Deferred Tax Assets

	2022	2021
Long-term deferred tax assets:
Federal net operating loss carryforwards	$275,274	$416,225
Long-term deferred tax liabilities:
Valuation allowance	(275,274)	(416,225)
Net long-term deferred tax assets	$-	$-